Investments In Affiliate - Summarized financial information of the affiliates (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Affiliate jointly - owned companies - summarized financial information [Line Items]
Voyage revenue	$ 244,069	$ 238,403
Net loss	(454)	(3,272)
Affiliates balance sheet date [Member]
Affiliate jointly - owned companies - summarized financial information [Line Items]
Non-current assets			$ 177,220
Current assets			13,267
Total assets of affiliates			190,487
Current liabilities			$ 6,283
Voyage revenue	7,252	5,894
Net loss	(454)	$ (3,272)
Affiliates balance sheet date new [Member]
Affiliate jointly - owned companies - summarized financial information [Line Items]
Non-current assets	238,541
Current assets	10,465
Total assets of affiliates	249,006
Current liabilities	$ 5,202